Note E - Investment in Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE E — INVESTMENT IN MARKETABLE SECURITIES

As of September 30, 2012 and December 31, 2011, we owned 538,178 shares of VRM I’s common stock, representing approximately 8.50% of the total outstanding shares. The closing price of VRM I’s common stock on September 30, 2012, was $1.36 per share.

During the three months ended September 30, 2012, the trading price for VRM I’s common stock ranged from $0.91 to $1.45 per share. We will continue to evaluate our investment in marketable securities on a quarterly basis.

During January 2012, we purchased 60,000 shares of Annaly Capital Management Inc. This company is a publicly traded REIT and the shares were deemed to be part of our 3% working capital reserve. During February 2012, we sold all of our shares for a gain of $15,000.

NOTE E — INVESTMENT IN MARKETABLE SECURITIES – RELATED PARTY

As of December 31, 2011 and 2010, we owned 538,178 and 533,675 shares, respectively, of VRM I’s common stock, representing approximately 8.50% and 8.35%, respectively, of their total outstanding common stock.  The closing price of VRM I’s common stock on December 31, 2011 and 2010 was $1.10 and $1.01, respectively, per share.

At September 30, 2010, our manager evaluated the near-term prospects of VRM I in relation to the severity and duration of the unrealized loss.  Based on that evaluation and current market conditions, we have determined there was an other-than-temporary impairment on our investment in VRM I as of September 30, 2010.  We reversed our unrealized other comprehensive losses and realized a loss on our investment to its fair value of $1.08 per share as of September 30, 2010, totaling approximately $0.6 million and recognizing an impairment of approximately $0.6 million.

As of December 31, 2011, our manager evaluated the near-term prospects of VRM I in relation to the severity and duration of the unrealized loss since October 1, 2010.  Based on that evaluation and our ability and intent to hold this investment for a reasonable period of time sufficient for a forecasted recovery of fair value, we do not consider our investment in VRM I to be other-than-temporarily impaired at December 31, 2011.  During the year ended December 31, 2011, the trading price for VRM I’s common stock ranged from $1.08 to $1.40 per share.  We will continue to evaluate our investment in marketable securities on a quarterly basis.